Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits					$ 460,000	$ 329,000	$ 198,000
U.S. statutory tax rate					21.00%	21.00%	35.00%
Effective tax rate					33.80%	39.70%
Landcadia Holdings II, Inc
Operating Loss Carryforwards [Line Items]
Federal Deposit Insurance Corporation Premium Expense			$ 250,000		$ 250,000
Offering Costs			700,000		700,000
Under writers Commissions			17,393,750		17,393,750
Accounts payable and accrued liabilities	$ 160,912		160,912		289,830	$ 0
Unrecognized tax benefits	0		0		0	$ 0	$ 0
Unrecognized tax benefits, accrued interest and penalties	$ 0		$ 0		$ 0
U.S. statutory tax rate					21.00%	21.00%	34.40%
Effective tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	34.40%
Earliest tax year | Landcadia Holdings II, Inc
Operating Loss Carryforwards [Line Items]
U.S. statutory tax rate							35.00%
Latest tax year | Landcadia Holdings II, Inc
Operating Loss Carryforwards [Line Items]
U.S. statutory tax rate					21.00%	21.00%